26 EMPLOYEE BENEFITS (Details 14) - Post-employment Healthcare Benefits [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EmployeeBenefitsLineItems [Line Items]
Actuarial gain /(loss) on obligation	R$ 7,433	R$ 16,237	R$ 170,445
Gain/(loss) recognized in shareholders' equity	R$ 7,433	R$ 16,237	R$ 170,445